Shareholders' Equity (Share Option Plan) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2020	Apr. 30, 2020	May 02, 2019	Oct. 21, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital gains tax		25.00%
Value of shares authorized under one-year share repurchase plan				$ 15
Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized					500,000
Additional shares authorized	600,000
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares authorized under one-year share repurchase plan			$ 15